Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share

15. Loss Per Share

Basic loss per share available to AvePoint common shareholders (“EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding for the period. In computing diluted EPS, the Company adjusts the denominator, subject to anti-dilution requirements, to include the dilution from potential shares of common stock resulting from outstanding share based payment awards and the conversion of convertible preferred shares.

	Three months ended March 31,
	2021	2020
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(4,942)	$(729)
Net income attributable to redeemable noncontrolling interest	(397)	—

Net loss attributable to AvePoint, Inc.	$(5,339)	$(729)
Deemed dividends on preferred stock	(8,794)	(7,735)

Total net loss available to common shareholders	$(14,133)	$(8,464)
Denominator:
Weighted average common shares outstanding	11,594,532	9,705,383

Basic loss per share available to common shareholders	$(1.22)	$(0.87)

To arrive at net loss available to common shareholders, the Company deducted net income attributable to the redeemable noncontrolling interest in EduTech and deemed dividends, which related to the redemption, extinguishment, and remeasurement of preferred stock.

For the three months ended March 31, 2021 and 2020, convertible preferred shares were anti-dilutive. In addition, the impact of outstanding employee stock option awards were deemed to be anti-dilutive given the Company’s net loss position. As such, basic loss per share is equal to diluted loss per share for the periods presented.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities has an antidilutive impact due to losses reported:

	March 31,
	2021	2020
Convertible preferred stock	4,832,409	4,832,409
Restricted stock	—	300,000
Stock options	3,835,972	2,843,786

Total potentially dilutive securities	8,668,381	7,976,195

15. Loss Per Share

Basic loss per share available to AvePoint common shareholders (“EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding for the period. In computing diluted EPS, the Company adjusts the denominator, subject to anti-dilution requirements, to include the dilution from potential shares of common stock resulting from outstanding share based payment awards and the conversion of convertible preferred shares.

	Year ended December 31,
	2020	2019	2018
	(in thousands, except for share and per share amounts)
Numerator:
Net loss	$(16,969)	$(20,174)	$(3,948)
Net income attributable to redeemable noncontrolling interest	(27)	—	—

Net loss attributable to AvePoint, Inc.	$(16,996)	$(20,174)	$(3,948)
Deemed dividends on preferred stock	(34,446)	(107,469)	—

Total net loss available to common shareholders	$(51,442)	$(127,643)	$(3,948)
Denominator:
Weighted average common shares outstanding	10,313,350	8,514,858	8,449,924

Basic loss per share available to common shareholders	$(4.99)	$(14.99)	$(0.47)

To arrive at net loss available to common shareholders, the Company deducted net income attributable to the redeemable noncontrolling interest in EduTech and deemed dividends, which related to the redemption, extinguishment, and remeasurement of preferred stock.

For the years ended December 31, 2020, 2019 and 2018, convertible preferred shares were anti-dilutive. In addition, the impact of outstanding employee stock option awards were deemed to be anti-dilutive given the Company’s net loss position. As such, basic loss per share is equal to diluted loss per share for the periods presented.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities has an antidilutive impact due to losses reported:

	December 31,
	2020	2019	2018
Convertible preferred stock	4,832,409	5,878,352	6,734,150
Restricted stock	—	300,000	300,000
Stock options	4,010,524	2,867,966	2,683,882

Total potentially dilutive securities	8,842,933	9,046,318	9,718,032